Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	292,000	300,000		0
Preferred stock, shares outstanding	292,000	300,000		0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, shares issued	8,419,700	1,910,038		1,660,006
Common stock, shares outstanding	8,419,700	1,910,038		1,660,006